Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Schwab Select Large Cap Growth Fund [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab Select Large Cap Growth Fund
Account Value	[1],[2]	$ 33,989.12	$ 32,447.35	$ 22,620.9	$ 26,911	$ 25,906.72	$ 16,503.4	$ 16,513.56	$ 14,642.84	$ 11,393.05	$ 9,750.28	$ 10,000
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[3]	S&P 500® Index
Account Value		$ 32,481.8	30,005.81	23,102.52	25,037.53	21,650.19	13,847.11	14,885.83	13,594.8	11,926.12	10,178.28	10,000
Russell 1000® Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Account Value		$ 40,883.28	$ 37,938.1	$ 27,294.28	$ 30,633.82	$ 26,643.39	$ 16,371.39	$ 16,223.53	$ 14,389.17	$ 11,867.03	$ 10,251.69	$ 10,000

[1]	Fund expenses may have been partially absorbed by the investment adviser. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Prior to September 15, 2023, the fund had a different subadviser. The performance history of the fund prior to that date is attributable to the previous subadviser.
[3]	Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell 1000® Growth Index to the S&P 500® Index. The Russell 1000® Growth Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.